EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Authorized, issued and outstanding (Details) - shares	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of controlling interest equity [Line Items]
Authorized shares		120,000,000,000	120,000,000,000
Subscribed fully paid shares		22,281,017,159	22,281,017,159
Subscribed but pending to be paid shares Total outstanding shares		22,281,017,159	22,281,017,159
Number of shares outstanding	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Common voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding		15,164,816,696	15,173,180,765
Preferred non-voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding		7,116,200,463	7,107,836,394